MINERAL PROPERTY INVESTMENTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Mineral Property Investments
Mineral property investments, beginning	$ 4,417	$ 4,417
Acquisition
Mineral property investments, ending	$ 4,417	$ 4,417